UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Putnam Equity Income Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.35%
Communications	13.32%
Consumer, Cyclical	6.37%
Consumer, Non-cyclical	20.86%
Energy	12.22%
Financial	24.92%
Industrial	8.01%
Short Term Investments	0.53%
Technology	5.50%
Utilities	4.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,061.50	$5.57

Hypothetical	$1,000.00	$1,019.33	$5.45
(5% return before expenses)

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Consumer, Cyclical — 0.34%
$ 528,000	WESCO International Inc
	6.00%, 09/15/2029	$1,139,160

Financial — 0.37%
1,805,000	MGIC Investment Corp	1,225,144

	5.00%, 05/01/2017

TOTAL BONDS AND NOTES — 0.71% (Cost $2,587,372)		$2,364,304

Shares

COMMON STOCK
Basic Materials — 3.32%
61,440	Ashland Inc	4,258,405
20,000	Celanese Corp Series A	692,400
113,390	International Paper Co	3,278,105
65,300	LyondellBasell Industries Class A	2,629,631
18,000	Steel Dynamics Inc	211,500

		11,070,041

Communications — 13.23%
425,550	Cisco Systems Inc	7,306,694
297,350	Comcast Corp Class A	9,336,790
780,230	Interpublic Group of Cos Inc	8,465,495
47,930	McGraw-Hill Cos Inc	2,156,850
198,210	Time Warner Inc	7,631,085
67,530	Verizon Communications Inc	3,001,033
218,400	Vodafone Group PLC Sponsored ADR	6,154,512

		44,052,459

Consumer, Cyclical — 5.98%
23,360	Autoliv Inc	1,276,858
9,800	Best Buy Co Inc	205,408
123,100	CVS Caremark Corp	5,752,463
237,460	Ford Motor Co	2,277,241
137,000	Hasbro Inc	4,640,190
7,200	Johnson Controls Inc	199,512
1,400	Kohl’s Corp	63,686
30,690	Mattel Inc	995,584
8,900	Newell Rubbermaid Inc	161,446
96,000	Staples Inc	1,252,800
84,220	TRW Automotive Holdings Corp (a)	3,095,927

		19,921,115

Consumer, Non-cyclical — 20.71%
95,590	Aetna Inc	3,706,024
115,490	Avon Products Inc	1,872,093
137,800	Baxter International Inc	7,324,070
22,600	Bunge Ltd	1,417,924
127,500	Cigna Corp	5,610,000
133,700	Coca-Cola Enterprises Inc	3,748,948

Shares		Value

Consumer, Non-cyclical — (continued)
59,350	Covidien PLC	$3,175,225
6,200	Dr Pepper Snapple Group Inc	271,250
14,300	GlaxoSmithKline PLC Sponsored ADR	651,651
2,500	Humana Inc	193,600
52,440	Jarden Corp	2,203,529
97,130	Johnson & Johnson	6,562,103
62,730	Kimberly-Clark Corp	5,254,892
5,700	Kroger Co	132,183
130,000	Merck & Co Inc	5,427,500
577,890	Pfizer Inc	13,291,470
17,850	Philip Morris International Inc	1,557,591
94,400	St Jude Medical Inc	3,767,504
28,900	Stryker Corp	1,592,390
71,600	Western Union Co	1,205,744

		68,965,691

Energy — 12.14%
1,936	Eni SpA Sponsored ADR	82,319
41,400	Exxon Mobil Corp	3,542,598
79,600	Hess Corp	3,458,620
363,300	Marathon Oil Corp	9,289,581
201,300	Marathon Petroleum Corp	9,042,396
6,900	Occidental Petroleum Corp	591,813
136,190	Royal Dutch Shell PLC ADR	9,183,292
19,740	Total SA (b)(c)	875,618
180,000	Valero Energy Corp	4,347,000

		40,413,237

Financial — 21.62%
36,070	Aflac Inc	1,536,221
42,300	American Capital Agency Corp REIT	1,421,703
700	Ameriprise Financial Inc	36,582
41,000	Aon PLC	1,917,980
78,310	Ares Capital Corp	1,249,828
12,100	Berkshire Hathaway Inc Class B (a)	1,008,293
106,300	Capital One Financial Corp	5,810,358
499,760	Chimera Investment Corp REIT	1,179,434
4,700	Citigroup Inc	128,827
3,900	Discover Financial Services	134,862
14,340	Everest Re Group Ltd	1,484,047
40,200	Hatteras Financial Corp REIT	1,149,720
12,000	Invesco Ltd	271,200
264,300	JPMorgan Chase & Co	9,443,439
209,030	MetLife Inc	6,448,575
445,783	MFA Financial Inc REIT	3,517,228
48,050	PartnerRe Ltd	3,635,943
39,616	Popular Inc (a)	658,022
24,540	Prudential Financial Inc	1,188,472
189,720	State Street Corp	8,469,101
204,110	Validus Holdings Ltd	6,537,643
310,710	Wells Fargo & Co	10,390,142
37,300	Willis Group Holdings PLC	1,361,077

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
143,844	XL Group PLC	$3,026,478

		72,005,175

Industrial — 7.96%
2,200	3M Co	197,120
31,170	Energizer Holdings Inc (a)	2,345,543
29,200	Fortune Brands Home & Security Inc (a)	650,284
40,800	General Electric Co	850,272
11,700	Honeywell International Inc	653,328
31,960	L-3 Communications Holdings Inc	2,365,360
122,810	Northrop Grumman Corp	7,834,050
25,500	Owens Corning (a)	727,770
16,400	Raytheon Co	928,076
28,500	Sealed Air Corp	440,040
17,500	Stanley Black & Decker Inc	1,126,300
56,100	Thermo Fisher Scientific Inc	2,912,151
32,200	Timken Co	1,474,438
75,470	Tyco International Ltd	3,988,589

		26,493,321

Technology — 5.12%
195,600	Advanced Micro Devices Inc (a)	1,120,788
6,200	CA Inc	167,958
68,140	Dun & Bradstreet Corp	4,849,523
23,000	Hewlett-Packard Co	462,530
2,400	Intel Corp	63,960
6,800	KLA-Tencor Corp	334,900
36,800	Microsoft Corp	1,125,712
53,400	Oracle Corp	1,585,980
90,710	SanDisk Corp (a)	3,309,101
511,540	Xerox Corp	4,025,820

		17,046,272

Utilities — 3.13%
403,230	AES Corp (a)	5,173,441
30,000	Ameren Corp	1,006,200
17,100	Entergy Corp	1,160,919
164,570	NV Energy Inc	2,893,141
7,100	PPL Corp	197,451

		10,431,152

TOTAL COMMON STOCK — 93.21% (Cost $296,362,005)		$310,398,463

PREFERRED STOCK
Financial — 2.75%
296,020	2010 Swift Mandatory Common Exchange Security Trust (d)(e)	2,739,310
75,474	Citigroup Inc	6,406,233

		9,145,543

Shares		Value

Technology — 0.35%
19,341	Unisys Corp	$1,148,372

Utilities — 1.75%
109,058	PPL Corp	5,834,603

TOTAL PREFERRED STOCK — 4.85% (Cost $17,877,593)		$16,128,518

Principal Amount

SECURITIES LENDING COLLATERAL
$499,849	Undivided interest of 1.06% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18% dated 6/29/12, to be repurchased at $499,849 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	$499,849

240,037	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13% dated 6/29/12, to be repurchased at $240,037 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	240,037

TOTAL SECURITIES LENDING COLLATERAL — 0.22% (Cost $739,886)		$739,886

SHORT TERM INVESTMENTS
1,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/02/2012	999,999

TOTAL SHORT TERM INVESTMENTS — 0.30% (Cost $999,999)		$999,999

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

TOTAL INVESTMENTS — 99.29% (Cost $318,566,855)	$	330,631,170

OTHER ASSETS & LIABILITIES, NET — 0.71%	$	2,373,693

TOTAL NET ASSETS — 100.00%	$	333,004,863

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at June 29, 2012.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security at June 29, 2012, the aggregate cost and market value of illiquid securities was $3,780,373 and $2,739,310, respectively, representing 0.82% of net assets.
(e)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $3,780,373 and $2,739,310, respectively, representing 0.82% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Putnam Equity Income Portfolio

ASSETS:
Investments in securities, market value (including $690,883 of securities on loan)(a)	$330,631,170
Cash	2,217,455
Cash denominated in foreign currencies(b)	1,236,761
Dividends and interest receivable	776,172
Subscriptions receivable	239,203
Receivable for investments sold	1,012,069

Total Assets	336,112,830

LIABILITIES:
Payable to investment adviser	281,408
Payable upon return of securities loaned	739,886
Redemptions payable	303,567
Payable for investments purchased	1,783,106

Total Liabilities	3,107,967

NET ASSETS	$333,004,863

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,247,932
Paid-in capital in excess of par	321,790,703
Net unrealized appreciation on investments and foreign currency translations	12,064,790
Undistributed net investment income	881,202
Accumulated net realized loss on investments and foreign currency transactions	(4,979,764)

TOTAL NET ASSETS	$333,004,863

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	32,479,315

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.25

(a) Cost of investments	$318,566,855
(b) Cost of cash denominated in foreign currencies	$1,236,286

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Putnam Equity Income Portfolio

INVESTMENT INCOME:
Interest amortization	$(202,200)
Income from securities lending	46,801
Dividends	5,000,548
Foreign withholding tax	(55,373)

Total Income	4,789,776

EXPENSES:
Management fees	1,768,521

Total Expenses	1,768,521

NET INVESTMENT INCOME	3,021,255

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,453,016
Change in net unrealized appreciation on investments and foreign currency translations	14,028,893

Net Realized and Unrealized Gain on Investments and Foreign Currency	15,481,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,503,164

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011	(a)
Maxim Putnam Equity Income Portfolio

OPERATIONS:
Net investment income	$3,021,255	$2,780,911
Net realized gain (loss) on investments and foreign currency transactions	1,453,016	(6,474,572)
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	14,028,893	(1,964,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,503,164	(5,657,764)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(44,134)
From net investment income	(2,140,053)	(2,739,118)

Total Distributions	(2,140,053)	(2,783,252)

CAPITAL SHARE TRANSACTIONS:
Shares sold	49,729,753	338,469,871
Shares issued in reinvestment of distributions	2,140,053	2,783,252
Shares redeemed	(32,372,159)	(35,668,002)

Net Increase in Net Assets Resulting from Capital Share Transactions	19,497,647	305,585,121

Total Increase in Net Assets	35,860,758	297,144,105

NET ASSETS:
Beginning of period	297,144,105	0

End of period (b)	$333,004,863	$297,144,105

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,807,789	34,052,554
Shares issued in reinvestment of distributions	213,578	289,019
Shares redeemed	(3,121,385)	(3,762,240)

Net Increase	1,899,982	30,579,333

(a) Portfolio inception date was June 16, 2011.
(b) Including undistributed net investment income:	$881,202	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim Putnam Equity Income Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.72		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.09
Net realized and unrealized gain (loss)	0.50		(0.28)

Total Income (Loss) From Investment Operations	0.60		(0.19)

LESS DISTRIBUTIONS:
From return of capital	–		(0.00)	(b)
From net investment income	(0.07)		(0.09)

Total Distributions	(0.07)		(0.09)

NET ASSET VALUE, END OF PERIOD	$10.25		$9.72

TOTAL RETURN(c)	6.15%	(d)	(1.88%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$333,005		$297,144
Ratio of expenses to average net assets	1.10%	(e)	1.10%	(e)
Ratio of net investment income to average net assets	1.88%	(e)	1.79%	(e)
Portfolio turnover rate	32%	(d)	49%	(d)

(a)	Portfolio inception date was June 16, 2011.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam Equity Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek capital growth and current income. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$	—	$	2,364,304	$	—	$	2,364,304
Equity Investments:
Domestic Common Stock		265,102,558		—		—		265,102,558
Foreign Common Stock		44,420,287		875,618		—		45,295,905
Preferred Stock		—		16,128,518		—		16,128,518
Securities Lending Collateral		—		739,886		—		739,886
Short Term Investments		—		999,999		—		999,999

Total Investments(a)	$	309,522,845	$	21,108,325	$	0	$	330,631,170

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted

ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and  IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $119,331,868 and $101,531,954, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $319,073,242. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,154,411 and gross depreciation of securities in which there was an excess of tax cost over value of $13,596,483 resulting in net appreciation of $11,557,928.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $690,883 and received collateral of $739,886 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Putnam Investment Management, LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included performance information for the fourth quarter ended December 31, 2011. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s

Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to returns of its peer group.

The Board assessed performance based on the return comparison for the fourth quarter due to the Portfolio’s recent inception in June of 2011. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. In this regard, the Board considered that the Portfolio did not have a long-term performance record, but considered that the Portfolio outperformed its peer group for the period reviewed. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range of management fees paid by similar funds. However, the Board noted that the Portfolio’s annual operating expense ratio was within the range of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.       CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

(a)(1) Not required in filing.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

    (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date: August 28, 2012